Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
Cash and cash equivalents
8. Cash and cash equivalents

	2024	2023
Checking and saving accounts	$271,337	$151,146
Time deposit	291,000	55,000
Cash on hand	250	229
Bonds	50,726	—
	$613,313	$206,375

Cash at checking and saving accounts, earned interest based on rates determined by the banks in which the instruments are held.
Time deposits and bonds are presented as cash equivalents if they have a maturity of three months or less. They are denominated in U.S. dollar and held to maturity.
As of December 31, 2024, the cash and cash equivalents disclosed above and in the consolidated statement of cash flows include $1.4 million (2023: $1.4 million) that the Company has pledged from its checking and saving accounts to fulfill collateral requirements. As of December 31, 2024 and 2023, except for the cash pledged to fulfill collateral requirement, the Company’s cash and cash equivalents are free of restriction or charges that could limit its availability.